CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	$ 155,709	$ 111,783	$ 16,993
Loss from discontinued operations, net of income taxes	21,818	56,447	20,568
Income from continuing operations	177,527	168,230	37,561
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	104,168	109,596	65,468
Incremental charges on purchase accounting valuation of biological assets and inventory	0	41,145	66,492
Net gain on sale of assets	(54,108)	(11,784)	(561)
Stock-based compensation expense	6,045	4,500	815
Equity method earnings	(15,191)	(6,726)	(48,027)
Amortization of debt discounts and debt issuance costs	6,390	6,213	2,634
Deferred tax benefit	(12,600)	(31,061)	(20,915)
Pension and other postretirement benefit plan expense	7,735	3,151	2,913
Dividends received from equity method investees	9,388	9,817	12,137
Other	4,268	7,164	(563)
Changes in operating assets and liabilities:
Receivables, net of allowances	58,794	55,150	(30,234)
Inventories	(20,688)	31,685	51,981
Prepaids, other current assets and other assets	(27,521)	(11,073)	(6,640)
Accounts payable, accrued liabilities and other liabilities	13,022	10,975	(8,515)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	298,605	323,612	20,584
Investing Activities
Sales of assets	83,557	36,676	26,308
Capital expenditures	(78,041)	(85,564)	(58,617)
Acquisitions, net of cash acquired	(1,263)	(4,886)	103,595
Insurance proceeds	1,054	2,278	10,455
Purchases of investments	(1,153)	(458)	(1,210)
Net sales (purchases) of investments in unconsolidated affiliates	1,013	(3,029)	8,774
Other	57	912	332
Net Cash Provided by (Used in) Investing Activities, Continuing Operations, Total	5,224	(54,071)	89,637
Financing Activities
Proceeds from borrowings and overdrafts	1,407,970	1,293,280	2,145,427
Repayments on borrowings and overdrafts	(1,576,067)	(1,411,467)	(2,487,130)
Payment of debt issuance costs	(44)	(304)	(22,133)
Dividends paid to shareholders	(30,373)	(30,364)	(17,092)
Dividends paid to noncontrolling interests	(28,522)	(21,632)	(21,683)
Other noncontrolling interest activity, net	(1,300)	0	382
Proceeds from exercise of stock options	0	0	7,041
Payments of contingent consideration	1,662	2,909	5,031
Proceeds received from issuance of common stock in initial public offering, net of issuance costs	0	0	398,876
Net cash used in financing activities - continuing operations	(229,998)	(173,396)	(1,343)
Effect of foreign currency exchange rate changes on cash	5,448	(20,712)	(7,794)
Net cash used in operating activities - discontinued operations	(22,622)	(84,720)	(4,205)
Net cash used in investing activities - discontinued operations	(8,492)	(12,434)	(6,821)
Cash used in discontinued operations, net	(31,114)	(97,154)	(11,026)
Increase (decrease) in cash and cash equivalents	48,165	(21,721)	90,058
Cash and cash equivalents at beginning of period, including discontinued operations	228,840	250,561	160,503
Cash and cash equivalents at end of period, including discontinued operations	277,005	228,840	250,561
Supplemental cash flow information:
Income tax payments, net of refunds	(63,969)	(50,469)	(26,945)
Interest payments on borrowings	(82,367)	(53,404)	(26,602)
Non-cash Investing and Financing Activities:
Accrued property, plant and equipment	$ (1,465)	$ (488)	$ (5,414)